Vessels (Tables)	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Schedule of Vessels

December 31, 2017	Cost	Accumulated depreciation	Net book value
Vessels	$6,116,091	$1,725,237	$4,390,854
Vessels under construction	146,362	—	146,362
Vessels	$6,262,453	$1,725,237	$4,537,216

December 31, 2016	Cost	Accumulated depreciation	Net book value
Vessels	$6,126,220	$1,548,553	$4,577,667
Vessels under construction	306,182	—	306,182
Vessels	$6,432,402	$1,548,553	$4,883,849